Subsequent Events - Additional Information (Detail)					1 Months Ended			1 Months Ended
	Dec. 31, 2012 USD ($)	Aug. 31, 2012 AUD	May 31, 2012 USD ($)	Jan. 14, 2011 USD ($)	Sep. 30, 2012 New Pac-Van Credit Facility	Sep. 07, 2012 New Pac-Van Credit Facility USD ($)	Sep. 07, 2012 New Pac-Van Credit Facility Standby Letters of Credit USD ($)	Sep. 30, 2012 New Pac-Van Credit Facility Maximum USD ($)	Sep. 07, 2012 New Pac-Van Credit Facility Base Rate Minimum	Sep. 07, 2012 New Pac-Van Credit Facility Base Rate Maximum	Sep. 07, 2012 New Pac-Van Credit Facility LIBOR rate Minimum	Sep. 07, 2012 New Pac-Van Credit Facility LIBOR rate Maximum	Jul. 31, 2012 Tassay Pty Ltd USD ($)	Jul. 31, 2012 Tassay Pty Ltd AUD
Subsequent Event [Line Items]
Acquisition of Tassay Pty Ltd.	$ 16,015,000		$ 4,631,000	$ 990,000									$ 654,000	624,000
Dividend Declared		0.045
Line of credit facility maximum borrowing capacity						110,000,000	5,000,000
Interest rate									1.75%	2.25%	2.75%	3.25%
Period, prior to which borrowing capacity can be increased					Sep. 07, 2016
Additional increase authorized						10,000,000
Maximum borrowing capacity								$ 120,000,000